Property, Plant and Equipment:	1083 Months Ended
Mar. 31, 2103
Property, Plant and Equipment:

Note 7.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
March 31, 2013
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	526,363	(490,567)	35,796
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	150,010	-	150,010
	$19,874,836	$(689,202)	$19,185,634

		Accumulated
	Cost	Depreciation	Net
December 31, 2012
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	526,363	(485,409)	40,954
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	150,010	-	150,010
	$19,874,836	$(684,044)	$19,190,792

In April 2012 the Company entered into an Option Agreement with Soltoro Ltd. ("Soltoro") whereby Soltoro granted Gold Reserve the right to earn an undivided 51% interest in the La Tortuga Property located in Jalisco State, Mexico (the "Soltoro Agreement"). The Soltoro Agreement allows the Company to acquire an undivided 51% interest by making an aggregate $650,000 in option payments to Soltoro as well as expending $3 million on the property over 3 years. At completion of the earn-in a joint venture agreement will be formalized. The Company may subsequently exercise an option to acquire an additional 9% interest in the La Tortuga Property for $2 million.

As of March 31, 2013, the Company had recorded as mineral property a total of $150,010 in option payments. An additional payment of $125,000 was made in April 2013. La Tortuga is an 11,562 hectare property being investigated for its base and precious metal potential with occurrences of copper and gold mineralization over 49 square kilometers, including iron oxide copper gold deposits, copper porphyries and epithermal gold and/or base metal veining.

Machinery and equipment represents amounts paid for equipment previously intended for use on the Brisas Project.